CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
CONTRIBUTED EQUITY	CONTRIBUTED EQUITY

	Notes	2025	2024
		US$	US$
Issued capital
319,927,854 (2024: 257,244,759) fully paid ordinary shares	14(a)	197,985,920	112,959,638
We do not have a limit on our authorized share capital and the concept of par value is not recognized under Australian law.
(a)    Movements in issued capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
Opening balance at July 1, 2022	140,288,491	19,800,000	19,800,000	29,782,268
Issue of shares – share placements	50,000,000	-	-	29,637,300
Issue of shares – exercise of options	2,102,363	-	-	477,156
Issue of shares – conversion of RSUs	200,001	-	-	167,487
Issue of shares – conversion of performance rights	215,495	-	-	216,007
Issue of shares to consultants	687,623	-	-	350,000
Share issue costs	-	-	-	(1,865,970)
Closing balance at June 30, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares – share placements	43,476,381	-	-	45,740,157
Issue of shares – exercise of options	11,231,823	-	-	4,335,005
Issue of shares – conversion of RSUs	341,461	-	-	225,734
Issue of shares – conversion of rights	5,140,420	-	-	2,757,730
Issue of shares to consultants	554,538	-	-	470,000
Issue of shares to Blacksand in lieu of cash	3,006,163	-	-	2,000,000
Share issue costs	-	-	-	(1,333,236)
Closing balance at June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	1,525,000	-	-	205,525
Issue of shares – conversion of RSUs	1,639,496	-	-	2,094,041
Issue of shares – conversion of rights	24,273,335	-	-	13,724,952
Issue of shares to consultants	151,760	-	-	470,262
Issue of shares to Director in lieu of cash bonus	141,844	-	-	250,000
Conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,638,062)
Closing balance at June 30, 2025	319,927,854	-	19,800,000	197,985,920
(b)    Rights attaching to Ordinary Shares
The rights attaching to fully paid Ordinary Shares arise from a combination of the Company’s Constitution, statute and general law:
•Shares - The issue of shares in the capital of the Company and options over unissued shares by the Company is under the control of the directors, subject to the Corporations Act 2001, ASX Listing Rules and any rights attached to any special class of shares.
•Meetings of Members - Directors may call a meeting of members whenever they think fit. Members may call a meeting as provided by the Corporations Act 2001. The Constitution contains provisions prescribing the content requirements of notices of meetings of members and all members are entitled to a notice of meeting. A meeting may be held in two or more places linked together by audio-visual communication devices. A quorum for a meeting of members is two shareholders. The Company holds annual general meetings in accordance with the Corporations Act 2001 and the Listing Rules.
•Voting - Subject to any rights or restrictions at the time being attached to any shares or class of shares of the Company, each member of the Company is entitled to receive notice of, attend and vote at a general meeting. Resolutions of members will be decided by a show of hands unless a poll is demanded. On a show of hands each eligible voter present has one vote. However, where a person present at a general meeting represents personally or by proxy, attorney or representative more than one member, on a show of hands the person is entitled to one vote only despite the number of members the person represents. On a poll each eligible member has one vote for each fully paid share held and a fraction of a vote for each partly paid share determined by the amount paid up on that share.
•Changes to the Constitution - The Company’s Constitution can only be amended by a special resolution passed by at least three quarters of the members present and voting at a general meeting of the Company. At least 28 days’ written notice specifying the intention to propose the resolution as a special resolution must be given.
•Listing Rules - Provided the Company remains admitted to the Official List, then despite anything in its Constitution, no act may be done that is prohibited by the Listing Rules, and authority is given for acts required to be done by the Listing Rules. The Company’s Constitution will be deemed to comply with the Listing Rules as amended from time to time.
(c)    Rights attaching to Performance Shares
Performance Shares comprise of 19,800,000 Class A and 19,800,000 Class B Performance Shares issued in relation to the acquisition of HMAPL and are issued based upon the following terms and conditions:
•The Performance Shareholders are not entitled to a dividend;
•The Performance Shares are not transferable;
•The Performance Shareholders shall have no right to vote, subject to the Corporations Act;
•The Performance Shares convert into Ordinary Shares as follows:
◦Each Class A Performance Share convert into one (1) Ordinary Share upon completion of a positive pre-feasibility study (prepared in accordance with the JORC Code and independently verified by a Competent Person) for heavy mineral sands mining and processing on any of the Titan Project area which demonstrates a net present value of at least A$200,000,000 before September 17, 2024 (the “Pre-Feasibility Study Milestone”). The Pre-Feasibility Study Milestone was not met by September 17, 2024.
◦Each Class B Performance Share convert into one (1) Ordinary Share upon the commencement of commercial production from the Titan Project area before September 17, 2025 (the “First Production Milestone”). The First Production Milestone was not met by September 17, 2025;
◦All Performance Shares shall automatically convert into Ordinary Shares upon the occurrence of certain change of control events before the applicable expiry date (being December 1, 2024 for the Class A Performance Shares and December 1, 2025 for the Class B Performance Shares);
◦To the extent that any Performance Shares have not converted into Ordinary Shares by the applicable expiry date, (being December 1, 2024 for the Class A Performance Shares and December 1, 2025 for the Class B Performance Shares), all such Performance Shares for each holder will automatically lapse and be combined into one single Performance Share that will then convert into one single Ordinary Share;
◦The 19,800,000 Class A Performance Shares had not converted into Ordinary Shares by the applicable expiry date of December 1, 2024, so the 19,800,000 Class A Performance Shares converted into 30 Ordinary Shares during fiscal 2025; and
◦If the 19,800,000 Class B Performance Shares have not converted into Ordinary Shares by the applicable expiry date of December 1, 2025, then the 19,800,000 Class B Performance Shares will convert into 30 Ordinary Shares during fiscal 2026.
•The Ordinary Shares issued on conversion of any Performance Share will rank equally with and confer rights identical with all other Ordinary Shares then on issue and application will be made by the Company to ASX for official quotation of the Ordinary Shares upon the date of conversion.
•The Company shall allot and issue Ordinary Shares immediately upon conversion of the Performance Shares for no consideration and shall record the allotment and issue in the manner required by the Corporations Act.
•The Performance Shares are unquoted. No application for quotation of the Performance Shares will be made by the Company.